OTHER POST-EMPLOYMENT BENEFITS AND OTHER EMPLOYEE BENEFIT PLANS - Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	0.60%	1.00%
Weighted average discount rate to determine net cost	1.00%	1.70%
Health care cost trend rate	6.20%
Health care cost trend rate in futureyears	4.90%
Increase in benefit obligation by 1.00% increase in health care costs	$ 0.1
Decrease in benefit obligation by 1.00% decrease in health care costs	$ 0.1
Other Postretirement Benefits and Other Employee Benefit Plans
Defined Benefit Plan Disclosure [Line Items]
Weighted average discount rate to determine benefit obligations	2.00%	2.60%
Weighted average discount rate to determine net cost	2.60%	3.60%